INVESTMENT COMPANY ADMINISTRATION, L.L.C.
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91740
                                 (626) 852-1033
                               FAX (626) 852-1039

February 15, 2000

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Fremont Mutual Funds, Inc.
          Rule 497(j);
          File Nos. 33-23453 and 811-5632
          CIK No.  837389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fremont Mutual Funds, Inc. (the "Funds"), does not differ from that contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on February 10, 2000

     If you have any questions, please do not hesitate to call me at (626) 852-1033.

Very truly yours,

/s/ Robert M. Slotky

Robert M. Slotky

cc:  Julie Allecta, Esq.
     Tina Thomas